Note 11 - Grants and Collaboration Revenue (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax	$ 30,414	$ 415,458	$ 220,539	$ 1,572,037	$ 1,823,658	$ 1,175,896
Unused Grant Funds	244,888		244,888		165,500
NIH Grants [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 30,414	$ 231,330	$ 220,539	$ 1,186,844	1,438,465	983,682
Research Agreements [Member]
Revenue from Contract with Customer, Including Assessed Tax					$ 385,193	$ 192,214